Financial risk management - Schedule of outstanding energy trading operations (Detail) - Price risk - Electricity trading [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial position and unrealized gains on electricity trading operations, net
Assets	R$ 69,576	R$ 96,595
Liabilities	(317,699)	(268,018)
Net loss	R$ (248,123)	R$ (189,018)